UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-8320

Strong Short-Term Global Bond Fund, Inc., on behalf of the
Strong Advisor Short Duration Bond Fund and
Strong Advisor Strategic Income Fund
(Exact name of registrant as specified in charter)

P.O. Box 2936 Milwaukee, WI 53201
(Address of principal executive offices) (Zip code)

Gilbert L. Southwell III, Strong Capital Management, Inc.
P.O. Box 2936
Milwaukee, WI 53201
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 359-3400

Date of fiscal year end:  October 31, 2004

Date of reporting period:  July 31, 2004


Item 1.   Schedule of Investments

Strong Advisor Short Duration Bond Fund
July 31, 2004 (Unaudited)                                                      Shares or
                                                                               Principal
                                                                                Amount             Value
----------------------------------------------------------------------------------------------------------
Corporate Bonds 17.0%
Altria Group, Inc. Notes, 6.375%, Due 2/01/06                                 $  135,000       $  140,152
Ball Corporation Senior Notes, 7.75%, Due 8/01/06 (b)                            120,000          128,400
Bank of America Corporation Senior Notes, 5.25%, Due 2/01/07                     800,000          836,882
Bank One Texas North America Subordinated Notes, Tranche #SB1, 6.25%,
Due 2/15/08                                                                      350,000          376,004
Cendant Corporation Notes, 6.875%, Due 8/15/06                                   165,000          176,560
Citizens Communications Company Senior Notes, 8.50%, Due 5/15/06                 180,000          192,401
Clear Channel Communications, Inc. Senior Notes, 6.00%, Due 11/01/06             555,000          583,318
Comcast Corporation Senior Notes, 8.375%, Due 11/01/05                           210,000          223,782
Conagra Foods, Inc. Senior Notes, 9.875%, Due 11/15/05                           165,000          178,522
Cox Communications, Inc. Notes, 7.75%, Due 8/15/06                               150,000          162,975
Echostar DBS Corporation Senior Notes, 10.375%, Due 10/01/07                     180,000          191,700
Ford Motor Credit Company Notes, 6.50%, Due 1/25/07                              560,000          590,919
FPL Group Capital, Inc. Guaranteed Debentures, 3.25%, Due 4/11/06 (d)             50,000           50,295
France Telecom Variable Rate Yankee Notes, 8.20%, Due 3/01/06                    320,000          342,440
General Electric Capital Corporation Notes, 5.375%, Due 3/15/07                1,005,000        1,057,801
General Motors Acceptance Corporation Floating Rate Notes, 2.56%, Due
7/16/07 (d)                                                                      185,000          184,998
General Motors Acceptance Corporation Notes, 6.75%, Due 1/15/06                  355,000          371,889
GPU, Inc. Debentures, 7.70%, Due 12/01/05                                        310,000          327,035
Harrahs Operating, Inc. Guaranteed Senior Subordinated Notes, 7.875%,
Due 12/15/05                                                                     250,000          264,688
Household International, Inc. Senior Notes, 8.875%, Due 2/15/06                  225,000          244,429
Johnson Controls, Inc. Notes, 5.00%, Due 11/15/06                                180,000          187,284
Lennar Corporation Senior Notes, Series B, 9.95%, Due 5/01/10                    180,000          200,247
NiSource Finance Corporation Notes, 7.625%, Due 11/15/05                         225,000          238,095
Park Place Entertainment Corporation Senior Notes, 8.50%, Due 11/15/06           155,000          169,338
Park Place Entertainment Corporation Senior Subordinated Notes,
7.875%, Due 12/15/05                                                              70,000           74,025
Protective Life United States Trust Agreement-Backed Notes, 5.875%,
Due 8/15/06 (b)                                                                  500,000          527,875
Royal Bank of Scotland Group PLC Yankee Notes, 8.817%, Due 3/31/49               300,000          312,940
Schuler Homes Guaranteed Notes, 9.375%, Due 7/15/09                               75,000           82,875
Sovereign Bancorp Senior Notes, 10.50%, Due 11/15/06                             150,000          171,665
TeleCorp PCS, Inc. Senior Subordinated Notes, 10.625%, Due 7/15/10               210,000          236,144
Telus Corporation Yankee Notes, 7.50%, Due 6/01/07                               235,000          256,674
Tritel PCS, Inc. Senior Subordinated Notes, 10.375%, Due 1/15/11                  60,000           69,102
Univision Communications, Inc. Senior Notes, 2.875%, Due 10/15/06                260,000          257,092
Washington Mutual Inc. Senior Notes, 5.625%, Due 1/15/07                         505,000          530,541
----------------------------------------------------------------------------------------------------------
Total Corporate Bonds (Cost $9,763,992)                                                         9,939,087
----------------------------------------------------------------------------------------------------------
Non-Agency Mortgage & Asset-Backed Securities  33.0%
ABN AMRO Mortgage Corporation Variable Rate Pass-Thru Certificates,
Series 2002-1A, Class IA-1, 5.85%, Due 6/25/32                                   355,479          358,629
Bank of America Mortgage Securities, Inc. Variable Rate Pass-Thru
Certificates:
    Series 2002-E, Class A-1, 6.4564%, Due 6/20/31                                59,528           60,616
    Series 2002-K, Class 3A-1, 7.6039%, Due 10/20/32                             124,539          127,711
Bank One Issuance Trust Floating Rate Notes, Series 2004-B1, Class
B1, 1.8338%, Due 3/15/12                                                         500,000          500,000
Bear Stearns Asset Backed Securities Trust Interest Only Mortgage
Pass-Thru Certificates, Series 2003-ABF1, Class AIO, 4.00%, Due
3/25/06                                                                        7,266,669          325,865
CDC Mortgage Capital Trust Variable Rate Pass-Thru Certificates,
Series 2003-HE4, Class M1, 2.10%, Due 3/25/34                                    999,981          999,981
Chase Funding Trust Variable Rate Mortgage Loan Asset-Backed
Certificates, Series 2003-5, Class IIM-1, 2.05%, Due 5/25/33                   1,000,000        1,003,180
COMM Floating Rate Commercial Mortgage Pass-Thru Certificates, Series
2000-FL2A, Class C, 2.03%, Due 4/15/11 (b)                                     1,010,000        1,012,753
Credit Suisse First Boston Mortgage Securities Corporation Variable
Rate Mortgage Pass-Thru Certificates, Series 2002-AR17, Class 2-A-1,
5.5031%, Due 12/19/39                                                            152,215          152,596
Credit Suisse First Boston Mortgage Securities Corporation Variable
Rate Mortgage-Backed Certificates, Series 1998-WFC2, Class M-1,
4.07%, Due 12/28/37 (e)                                                          464,435          464,435
CWMBS, Inc. Variable Rate Mortgage Pass-Thru Certificates, Series
2001-HYB1, Class 2A1, 4.4521%, Due 6/19/31                                       141,144          144,143
DLJ Commercial Mortgage Corporation Pass-Thru Certificates, Series
2000-CF1, Class A1A, 7.45%, Due 6/10/33                                          336,889          354,272
DLJ Mortgage Acceptance Corporation Variable Rate Mortgage Pass-Thru
Certificates (e):
    Series 1990-2, Class A, 3.8297%, Due 1/25/22                                 223,157          222,901
    Series 1991-3, Class A1, 3.0824%, Due 2/20/21                                203,447          202,767
Duke Funding I, Ltd. Floating Rate Bonds, Series 1A, Class A, 1.68%,
Due 11/10/30 (b)                                                               1,500,000        1,492,500
Equifirst Mortgage Loan Trust Variable Rate Asset-Backed
Certificates, Series 2003-2, Class III-A3, 2.47%, Due 9/25/33                    431,246          430,573
Fleet Commercial Loan Master LLC Variable Rate Asset-Backed Notes,
Series 2000-1A, Class B2, 1.83%, Due 11/16/07 (b)                                500,000          500,410
GMAC Commercial Mortgage Securities, Inc. Pass-Thru Certificates,
Series 2000-C2, Class A1, 7.273%, Due 8/16/33                                    721,363          771,973
GS Mortgage Securities Corporation Variable Rate Mortgage
Participation Securities, Series 1998-1, Class A, 8.00%, Due 9/20/27
(b)                                                                              474,145          513,084
GS Mortgage Securities Corporation Variable Rate Pass-Thru
Certificates, Series 2004-4, Class 2A2, 5.216%, Due 4/25/32                      906,894          921,080
Housing Securities, Inc. Variable Rate Mortgage Pass-Thru
Certificates, Series 1992-8, Class 8-C, 3.3335% Due 6/25/24                      144,563          140,326
IMPAC CMB Trust Interest Only Collateralized Asset-Backed Bonds,
Series 2003-4, Class 3-A, 6.00%, Due 9/25/05                                   4,399,934          184,412
Master Adjustable Rate Mortgages Trust Pass-Thru Certificates, Series
2002-3, Class 4-A-1, 6.1922%, Due 10/25/32                                       274,666          278,877
Merrill Lynch Credit Corporation Mortgage Investors, Inc. Senior
Subordinated Variable Rate Mortgage Pass-Thru Certificates, Series
1994-A, Class A-4, 2.7204%, Due 7/15/19                                          218,751          219,764
Residential Asset Securities Corporation Mortgage Pass-Thru
Certificates, Series 1998-KS3, Class AI7, 5.98%, Due 10/25/29                    750,553          765,127
Residential Asset Securities Corporation Variable Rate Asset-Backed
Pass-Thru Certificates, Series 2003-KS8, Class MII1, 2.08%, Due
10/25/33                                                                       1,000,000        1,000,625
Residential Finance LP / Residential Finance De Corporation Variable
Rate Real Estate Certificates, Series 2003-C, Class B-3, 2.7631%, Due
9/10/35 (b)                                                                      988,942        1,006,249
Salomon Brothers Mortgage Securities VII, Inc. Floating Rate Mortgage
Pass-Thru Certificates, Series 1990-2, Class A, 3.3839%, Due 11/25/20            476,881          476,600
Sequoia Mortgage Trust Mortgage Adjustable Rate Pass-Thru
Certificates, Series 8, Class 3A, 3.0622%, Due 8/20/32                           963,424          963,424
Structured Asset Investment Loan Trust Variable Rate Mortgage
Pass-Thru Certificates, Series 2003-BC3, Class M1, 2.40%, Due 4/25/33          1,000,000        1,006,875
Structured Asset Securities Corporation Floating Rate Mortgage
Pass-Thru Certificates, Series 1998-RF2, Class A, 8.5230%, Due
7/15/27 (b)                                                                      451,431          488,956
Structured Asset Securities Corporation Variable Rate Mortgage
Pass-Thru Certificates, Series 2003-1, Class M1, 2.13%, Due 10/25/33           1,000,000          999,102
Wachovia Bank Commercial Mortgage Trust Interest Only Mortgage
Pass-Thru Certificates, Series 2002-C2, Class 3, 1.5853%, Due
11/15/34 (b)                                                                  10,000,000          457,800
Washington Mutual Mortgage Pass-Thru Certificates, Series 2002-AR7,
Class A-6, 5.53%, Due 7/25/32                                                    491,439          494,844
Washington Mutual Mortgage Securities Corporation Mortgage Pass-Thru
Certificates:
   Series 2002-AR10, Class A6, 4.816%, Due 10/25/32                              115,275          116,435
   Series 2002-AR15, Class A5, 4.38%, Due 12/25/32                               174,924          175,960
----------------------------------------------------------------------------------------------------------
Total Non-Agency Mortgage & Asset-Backed Securities (Cost $19,244,393)                         19,334,845
----------------------------------------------------------------------------------------------------------
United States Government & Agency Issues  28.7%
FHLMC Adjustable Rate Participation Certificates:
    Pool #1B0145, 6.285%, Due 10/01/31                                           245,276          252,328
    Pool #786823, 6.032%, Due 7/01/29                                            236,227          244,377
    Pool #788792, 6.152%, Due 1/01/29                                            246,929          255,466
    Pool #789272, 5.686%, Due 4/01/32                                            230,122          236,197
    Pool #789483, 5.681%, Due 6/01/32                                            257,651          263,787
    Pool #865456, 6.049%, Due 7/01/10                                             19,533           19,683
FHLMC Guaranteed Mortgage Participation Certificates, 9.50%, Due
6/15/06 thru 2/25/42                                                           1,186,120        1,314,988
FHLMC Participation Certificates:
    7.50%, Due 12/01/11 thru 10/01/12                                          1,648,720        1,749,277
    9.00%, Due 12/01/16 thru 10/01/19                                          1,400,849        1,587,979
FNMA Adjustable Rate Guaranteed Mortgage Pass-Thru Certificates:
    Pool #365418, 4.153%, Due 1/01/23                                             71,677           72,987
    Pool #545460, 5.802%, Due 11/01/31                                           328,490          338,447
    Pool #646644, 6.167%, Due 6/01/32                                            197,268          202,122
    Pool #675491, 5.021%, Due 4/01/33                                            989,383          993,712
FNMA Adjustable Rate Guaranteed Real Estate Mortgage Investment
Conduit Trust Certificates, Series 2002-W4, Class A6, 4.7938%, Due
5/25/42                                                                          719,852          735,711
FNMA Adjustable Rate Guaranteed Real Estate Mortgage Investment
Conduit Trust Participation Certificates:
    Series 2003-W11, Class A1, 6.9453%, Due 6/25/33                            1,095,142        1,128,381
    Series 2003-W6, Class 6A, 4.4973%, Due 8/25/42                             1,046,943        1,075,734
FNMA Adjustable Rate Guaranteed Real Estate Mortgage Investment
Conduit Trust Pass-Thru Certificates, Series 2003-W3, Class 1A4,
4.3007%, Due 8/25/42                                                             322,961          329,925
FNMA Guaranteed Mortgage Pass-Thru Certificates:
    7.50%, Due 12/15/09                                                          664,062          699,119
    8.00%, Due 12/15/24                                                          629,002          691,071
    8.33%, Due 7/15/20                                                           470,201          527,748
    10.50%, Due 8/01/20 thru 1/01/21                                             933,047        1,070,333
    11.00%, Due 4/01/12                                                           79,611           88,223
FNMA Guaranteed Real Estate Mortgage Investment Conduit Pass-Thru
Certificates, 9.00%, Due 6/25/20                                                 567,068          619,924
FNMA Guaranteed Real Estate Mortgage Investment Conduit Pass-Thru
Trust, 9.50%, Due 11/25/31                                                       915,859        1,024,331
GNMA Guaranteed Pass-Thru Certificates, 7.00%, Due 5/15/13 thru
6/15/33                                                                        1,176,119        1,254,034
----------------------------------------------------------------------------------------------------------
Total United States Government & Agency Issues (Cost $16,442,519)                              16,775,884
----------------------------------------------------------------------------------------------------------
Variable Rate Municipal Bonds 1.8%
California Statewide Communities Development Authority Certificates
of Participation - Retirement Housing Foundation Project 4.194%, Due
12/01/28 (Rate Reset Effective 8/04/04)                                          500,000          500,000
Franklin, Wisconsin Solid Waste Disposal Revenue, 2.50%, Due 4/01/16             250,000          249,630
Ohio Water Development Authority Facilities Pollution Control Revenue
Refunding - Ohio Edison Company Project, 3.35%, Due 6/01/33
(Mandatory Put at $100 on 12/01/05)                                              300,000          300,750
----------------------------------------------------------------------------------------------------------
Total Variable Rate Municipal Bonds (Cost $1,050,000)                                           1,050,380
----------------------------------------------------------------------------------------------------------
Term Loans 0.3%
Davita, Inc. Variable Rate Term Loan B, 3.5458%, Due 3/31/09                     178,542          180,327
----------------------------------------------------------------------------------------------------------
Total Term Loans (Cost $180,104)                                                                  180,327
----------------------------------------------------------------------------------------------------------
Short-Term Investments (a) 19.9%
Collateral Received for Securities Lending 1.1%
Navigator Prime Portfolio                                                        665,812          665,812

Corporate Bonds 10.9%
AOL Time Warner, Inc. Notes, 5.625%, Due 5/01/05                              $  450,000          460,126
Bausch & Lomb, Inc. Notes, 6.75%, Due 12/15/04                                   260,000          264,666
Bergen Brunswig Corporation Senior Notes, 7.25%, Due 6/01/05                     175,000          181,125
Capital One Bank Senior Notes, 8.25%, Due 6/15/05                                260,000          271,856
CE Electric UK Funding Company Senior Yankee Notes, 6.853%, Due
12/30/04 (b)                                                                     155,000          157,160
Centerpoint Energy Corporation Notes, 8.125%, Due 7/15/05                        175,000          183,770
DaimlerChrysler North America Holding Corporation Notes, 7.75%, Due
6/15/05                                                                          175,000          182,709
DaimlerChrysler North America Holding Corporation Notes, Tranche #31,
3.40%, Due 12/15/04 (d)                                                          240,000          240,620
Deutsche Telekom International Finance BV Yankee Notes, 8.25%, Due
6/15/05                                                                          175,000          183,527
Electronic Data System Corporation Notes, 7.125%, Due 5/15/05 (b)                165,000          169,545
General Mills Corporation Notes, 8.75%, Due 9/15/04                              135,000          136,012
D.R. Horton, Inc. Senior Notes, 10.50%, Due 4/01/05                              100,000          105,250
Lear Corporation Senior Notes, Series B, 7.96%, Due 5/15/05 (d)                  165,000          171,754
Midland Funding Corporation II Lease Obligation Bonds, Series A,
11.75%, Due 7/23/05 (Acquired 7/27/04; Cost $161,158) (b) (e)                    149,705          160,489
Nabisco, Inc. Notes, 6.85%, Due 6/15/05                                          150,000          154,873
PP&L Capital Funding, Inc. Senior Notes, 7.75%, Due 4/15/05                      175,000          180,860
Pulte Homes, Inc. Senior Notes, 8.375%, Due 8/15/04                              135,000          135,154
Safeway, Inc. Notes, 7.25%, Due 9/15/04                                          500,000          502,527
Simon Property Group, Inc. Notes, 7.75%, Due 8/15/04 (b)                         250,000          250,436
Sprint Capital Corporation Notes, 7.90%, Due 3/15/05                             395,000          409,115
Tele-Communications, Inc. Senior Notes, 7.25%, Due 8/01/05                       335,000          349,195
Time Warner, Inc. Notes, 7.975%, Due 8/15/04                                     140,000          140,242
Transocean Sedco Forex Corporation Notes, 6.75%, Due 4/15/05                     225,000          230,503
Tricon Global Restaurants, Inc. Senior Notes, 7.45%, Due 5/15/05                 185,000          191,673
Tyco International Group SA Yankee Notes, 5.875%, Due 11/01/04                   275,000          277,446
Ultramar Diamond Shamrock Corporation Notes, 8.00%, Due 3/15/05                  150,000          155,026
Walt Disney Company Notes, 7.30%, Due 2/08/05                                    370,000          379,602
Waste Management, Inc. Senior Notes, 7.00%, Due 10/01/04                         100,000          100,720
Weyerhauser Company Notes, 5.50%, Due 3/15/05                                     60,000           61,151
                                                                                        ------------------
Total Corporate Bonds                                                                           6,387,132

Non-Agency Mortgage & Asset-Backed Securities 1.0%
Asset Backed Funding Corporation Interest Only Asset-Backed
Certificates, Series 2002-OPT1, Class A, 2.50%, Due 3/25/05                   10,000,000          142,188
Structured Asset Investment Loan Trust, Interest Only Mortgage
Pass-Thru Certificates, Series 2003-BC1, Class A, 6.00%, Due 2/25/05           7,636,343          156,008
Structured Asset Securities Corporation Interest Only Mortgage
Pass-Thru Certificates:
    Series 2003-18XS, Class AIO, 5.00%, Due 5/25/05                            5,000,000          129,883
    Series 2003-S1, Class A-IO, 6.00%, Due 2/25/05                             6,285,778          157,390
                                                                                        ------------------
Total Non-Agency Mortgage & Asset-Backed Securities                                               585,469

Repurchase Agreements 6.7%
ABN AMRO Inc. (Dated 7/30/04), 1.35%, Due 8/02/04 (Repurchase
Proceeds $1,900,214); Collateralized by: United States Government &
Agency Issues                                                                  1,900,000        1,900,000
State Street Bank (Dated 7/30/04), 0.85%, Due 8/02/04 (Repurchase
Proceeds $2,004,142); Collateralized by: United States Government &
Agency Issues                                                                  2,004,000        2,004,000
                                                                                        ------------------
Total Repurchase Agreements                                                                     3,904,000

United States Government & Agency Issues 0.2%
FHLMC Participation Certificates, 10.00%, Due 6/01/05                              6,113            6,304
United States Treasury Bills, Due 10/28/04 (c)                                   100,000           99,654
                                                                                        ------------------
Total United States Government & Agency Issues                                                    105,958
----------------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $11,619,987)                                                11,648,371
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $58,300,995) 100.7%                                      58,928,894
Other Assets and Liabilities, Net (0.7%)                                                         (418,240)
----------------------------------------------------------------------------------------------------------
Net Assets 100%                                                                               $58,510,654
==========================================================================================================

FUTURES
--------------------------------------------------------------------------------------------------
                                           Expiration       Underlying Face       Unrealized
                                              Date          Amount at Value       Appreciation/
                                                                                 (Depreciation)
--------------------------------------------------------------------------------------------------
13 Five-Year U.S. Treasury Notes              9/04          $   (1,423,500)       $ (19,555)
13 Two-Year U.S. Treasury Notes               9/04              (2,744,625)         (8,993)

LEGEND
-------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Restricted security.
(c) All or a portion of security is pledged to cover margin requirements on open futures contract.
(d) All or a portion of security is on loan.
(e) Illiquid security.

Percentages are stated as a percent of net assets.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Strong Advisor Strategic Income Fund
July 31, 2004 (Unaudited)                                                        Shares or
                                                                                 Principal
                                                                                  Amount               Value
---------------------------------------------------------------------------------------------------------------
Corporate Bonds 91.5%
AMF Bowling Worldwide, Inc. Senior Subordinated Notes, 10.00%, Due
3/01/10 (b)                                                                      $  265,000         $  274,937
Aladdin Gaming Holdings LLC/Aladdin Capital Corporation Senior Discount
Notes, 13.50%, Due 3/01/10 (c) (d)                                                  600,000              6,000
Allied Waste North America, Inc. Senior Notes, 7.875%, Due 4/15/13                  200,000            210,250
American Seafood Group LLC Senior Subordinated Notes, 10.125%, Due
4/15/10 (d)                                                                         300,000            360,000
AmerisourceBergen Corporation Guaranteed Notes, 7.25%, Due 11/15/12                 130,000            136,175
Amscan Holdings, Inc. Senior Subordinated Notes, 8.75%, Due 5/01/14 (b)             150,000            150,375
Anchor Glass Containers Corporation Senior Secured Notes, Series B,
11.00%, Due 2/15/13                                                                 325,000            373,750
Appleton Papers, Inc. Senior Notes, 8.125%, Due 6/15/11 (b)                         160,000            164,800
Arch Western Finance LLC Senior Notes, 7.25%, Due 7/01/13 (Rate Reset
Effective 8/06/04) (b)                                                              210,000            214,200
Armor Holdings, Inc. Senior Subordinated Notes, 8.25%, Due 8/15/13                  250,000            270,000
Buffets, Inc. Senior Subordinated Notes, 11.25%, Due 7/15/10                        200,000            211,000
CB Richard Ellis Services, Inc. Senior Notes, 9.75%, Due 5/15/10                     72,000             79,560
CP Ships, Ltd. Senior Yankee Notes, 10.375%, Due 7/15/12                            100,000            115,500
Calpine Corporation Second Priority Senior Secured Notes, 8.50%, Due
7/15/10 (b)                                                                         350,000            283,500
William Carter Company Senior Subordinated Notes, Series B, 10.875%, Due
8/15/11                                                                             156,000            176,280
Charter Communications Holdings LLC/Charter Communications Holdings
Capital Corporation Senior Notes:
  9.92%, Due 4/01/11                                                                420,000            316,050
  10.00%, Due 4/01/09                                                               100,000             79,250
Charter Communications Operating LLC/Charter Communications Operating
Capital Corporation Senior Second Lien Notes, 8.00%, Due 4/30/12 (b)                120,000            116,400
Chesapeake Energy Corporation Senior Notes:
  7.00%, Due 8/15/14 (b)                                                            160,000            162,400
  7.50%, Due 9/15/13                                                                200,000            213,500
Chumash Casino & Resort Enterprise Senior Notes, 9.00%, Due 7/15/10 (b)             250,000            273,750
Clean Harbors, Inc. Senior Secured Notes, 11.25%, Due 7/15/12 (b)                   125,000            129,375
Commonwealth Brands, Inc. Senior Secured Notes, 9.75%, Due 4/15/08 (b)              250,000            263,750
Commonwealth Brands, Inc. Senior Subordinated Notes, 10.625%, Due
9/01/08 (b)                                                                         325,000            342,875
Consolidated Communications Illinois Holdings, Inc./ Consolidated
Communications Texas Holdings, Inc. Senior Notes, 9.75%, Due 4/01/12 (b)            180,000            180,900
Consolidated Container Company Senior Discount Notes, Zero %, Due
6/15/09 (Rate Reset Effective 6/15/07) (b)                                          180,000            144,900
Constar International, Inc. Senior Subordinated Notes, 11.00%, Due
12/01/12                                                                            200,000            195,250
Denny's Corporation Senior Notes, 11.25%, Due 1/15/08                               250,000            259,063
DirecTV Holding LLC/DirecTV Financing, Inc. Senior Notes, 8.375%, Due
3/15/13                                                                             200,000            225,000
Doane Pet Care Company Senior Notes, 10.75%, Due 3/01/10                            200,000            212,000
Doane Pet Care Company Senior Subordinated Notes, 9.75%, Due 5/15/07                250,000            236,250
Dollar Financial Group, Inc. Senior Notes, 9.75%, Due 11/15/11                      295,000            317,125
ERICO International Corporation Guaranteed Senior Subordinated Notes,
8.875%, Due 3/01/12 (b)                                                             250,000            257,500
El Pollo Loco, Inc. Senior Secured Notes, 9.25%, Due 12/15/09 (b)                   250,000            255,000
Perry Ellis International, Inc. Senior Subordinated Notes, Series B,
8.875%, Due 9/15/13                                                                 120,000            125,700
Equistar Chemicals LP/Equistar Chemical Funding Corporation Senior
Notes, 10.125%, Due 9/01/08                                                         180,000            198,225
FTD, Inc. Guaranteed Notes, 7.75%, Due 2/15/14                                      165,000            158,400
Finlay Fine Jewelry Corporation Senior Notes, 8.375%, Due 6/01/12 (b)               220,000            232,100
Foot Locker, Inc. Debentures, 8.50%, Due 1/15/22                                    360,000            377,100
Forest Oil Corporation Senior Notes, 8.00%, Due 12/15/11 (b)                        130,000            142,025
Foundation Pennsylvania Coal Company Senior Notes, 7.25%, Due 8/01/14 (b)           145,000            146,812
General Cable Corporation Senior Notes, 9.50%, Due 11/15/10                         195,000            213,525
Georgia-Pacific Corporation Senior Notes, 8.875%, Due 2/01/10                       155,000            178,637
Gulfmark Offshore, Inc. Senior Notes, 7.75%, Due 7/15/14 (b)                         95,000             92,387
HCA, Inc. Notes, 5.75%, Due 3/15/14                                                 135,000            130,307
HealthSouth Corporation Senior Notes, 7.625%, Due 6/01/12                           250,000            235,938
Hilcorp Energy I LP/Hilcorp Finance Company Senior Notes, 10.50%, Due
9/01/10 (b)                                                                         200,000            221,000
Hollywood Casino Shreveport/Shreveport Capital Corporation First
Mortgage Notes, 13.00%, Due 8/01/06 (c)                                             320,000            241,600
Hollywood Casino Shreveport/Shreveport Capital Corporation Guaranteed
Notes, 13.00%, Due 8/01/06 (c)                                                       15,000             12,075
Houghton Mifflin Company Senior Discount Notes, Zero %, Due 10/15/13
(Rate Reset Effective 10/15/08)                                                     200,000            115,000
Huntsman LLC Senior Secured Notes, 11.625%, Due 10/15/10                             50,000             55,875
IMC Global, Inc. Senior Notes, 10.875%, Due 8/01/13                                 205,000            251,125
IPSCO, Inc. Senior Yankee Notes, 8.75%, Due 6/01/13                                 100,000            112,500
Interface, Inc. Senior Notes, 9.50%, Due 2/01/14 (b)                                200,000            202,000
International Steel Group Senior Notes, 6.50%, Due 4/15/14 (b)                      150,000            142,875
Invensys PLC Senior Yankee Notes, 9.875%, Due 3/15/11 (b)                           398,000            402,975
Jacuzzi Brands, Inc. Senior Securities, 9.625%, Due 7/01/10                         250,000            271,250
Jafra Cosmetics International, Inc. / Distribuidora Comercial Jafra S A
De C V Senior Subordinated Notes, 10.75%, Due 5/15/11                               250,000            282,500
JohnsonDiversey Holdings, Inc. Senior Discount Notes, Zero %, Due
5/15/13 (Rate Reset Effective 5/15/07)                                              420,000            327,600
Earle M Jorgensen Company Notes, 9.75%, Due 6/01/12                                 200,000            222,000
Jostens Holding Corporation Senior Discount Notes, Zero %, Due 12/01/13
(Rate Reset Effective 12/01/08)                                                     193,000            128,345
Jostens, Inc. Senior Subordinated Notes, 12.75%, Due 5/01/10                        300,000            340,500
Language Line Holdings, Inc. Senior Subordinated Notes, 11.125%, Due
6/15/12 (b)                                                                         250,000            254,375
Midwest Generation LLC Bonds, 8.75%, Due 5/01/34 (b)                                180,000            191,700
Mikohn Gaming Corporation Senior Notes, 11.875%, Due 8/15/08                        300,000            318,750
Mission Energy Holding Company Senior Secured Notes, 13.50%, Due 7/15/08            200,000            249,000
Mueller Group, Inc. Floating Rate Second Priority Senior Secured Notes,
5.89%, Due 11/01/11 (b)                                                             120,000            124,200
Mueller Group, Inc. Senior Subordinated Notes, 10.00%, Due 5/01/12 (b)              120,000            126,600
National Wine & Spirits, Inc. Senior Notes, 10.125%, Due 1/15/09                    200,000            183,000
NationsRent, Inc. Notes, 9.50%, Due 10/15/10 (b)                                    305,000            324,825
Nextel Communications, Inc. Senior Notes, 6.875%, Due 10/31/13                      300,000            306,000
North Atlantic Holding Senior Discount Notes, Zero %, Due 3/01/14 (Rate
Reset Effective 3/01/08)                                                            325,000            182,000
North Atlantic Trading, Inc. Senior Notes, 9.25%, Due 3/01/12                       205,000            201,925
OED Corporation/Diamond Jo LLC Senior Secured Notes, 8.75%, Due 4/15/12
(b)                                                                                 250,000            245,625
O'Charleys, Inc. Senior Subordinated Notes, 9.00%, Due 11/01/13                     250,000            261,875
PCA LLC/PCA Finance Corporation Senior Notes, 11.875%, Due 8/01/09                  300,000            318,000
PRIMEDIA, Inc. Floating Rate Senior Notes, 6.615%, Due 5/15/10 (b)                  240,000            245,100
Paxson Communications Corporation Senior Subordinated Discount Notes,
Zero %, Due 1/15/09 (Rate Reset Effective 1/15/06)                                  340,000            298,350
J.B. Poindexter & Company, Inc. Senior Notes, 8.75%, Due 3/15/14 (b)                200,000            210,000
Polyone Corporation Senior Notes, 10.625%, Due 5/15/10                              200,000            215,000
Premier International Foods PLC Senior Yankee Notes, 12.00%, Due 9/01/09            155,000            165,850
Pride International, Inc. Senior Notes, 7.375%, Due 7/15/14 (b)                     130,000            134,712
Primus Telecommunications Group, Inc. Senior Notes, 8.00%, Due 1/15/14              200,000            149,000
Qwest Services Corporation Notes, 14.00%, Due 12/15/10 (b)                          250,000            294,062
RailAmerica Transportation Corporation Senior Subordinated Notes,
12.875%, Due 8/15/10                                                                300,000            343,875
Reader's Digest Association, Inc. Senior Notes, 6.50%, Due 3/01/11                  207,000            205,965
Rent-Way, Inc. Senior Secured Notes, 11.875%, Due 6/15/10                           300,000            331,500
Rhodia SA Senior Yankee Notes, 10.25%, Due 6/01/10 (b)                              130,000            133,250
River Rock Entertainment Authority Senior Notes, 9.75%, Due 11/01/11                115,000            125,925
Samsonite Corporation Senior Subordinated Notes, 8.875%, Due 6/01/11 (b)            155,000            158,488
Seminis Vegetable Seeds, Inc. Senior Subordinated Notes, 10.25%, Due
10/01/13                                                                            150,000            165,000
Shaw Communications, Inc. Senior Yankee Notes, 7.20%, Due 12/15/11                  200,000            209,590
Sierra Pacific Resources Senior Notes, 8.625%, Due 3/15/14 (b)                      175,000            182,000
Standard Pacific Corporation Senior Notes, 9.25%, Due 4/15/12                       250,000            277,500
Station Casinos, Inc. Senior Notes, 6.00%, Due 4/01/12                              195,000            191,100
Superior Essex Communications LLC/Essex Group, Inc. Senior Notes, 9.00%,
Due 4/15/12 (b)                                                                     180,000            180,000
Tempur-Pedic, Inc./Tempur Production USA, Inc. Senior Subordinated
Notes, 10.25%, Due 8/15/10                                                          163,000            184,394
Tenet Healthcare Corporation Senior Notes, 9.875%, Due 7/01/14 (b)                  230,000            240,063
Town Sports International Holdings, Inc. Senior Discount Notes, Zero %,
Due 2/01/14 (Rate Reset Effective 2/01/09) (b)                                      335,000            152,425
Town Sports International, Inc. Senior Notes, 9.625%, Due 4/15/11                   125,000            121,563
Triton PCS, Inc. Guaranteed Senior Notes, 8.50%, Due 6/01/13                        200,000            187,000
Tyco International Group SA Yankee Notes, 6.00%, Due 11/15/13                       350,000            364,748
UCAR Finance, Inc. Guaranteed Senior Notes, 10.25%, Due 2/15/12                     200,000            225,000
US Unwired, Inc. Floating Rate First Priority Senior Secured Notes,
5.7913%, Due 6/15/10 (b)                                                            130,000            131,625
United Industries Corporation Guaranteed Notes, Series D, 9.875%, Due
4/01/09                                                                             210,000            219,975
United Rentals NA, Inc. Senior Subordinated Notes, 7.75%, Due 11/15/13              400,000            389,000
Venetian Casino Resort LLC/Las Vegas Sands, Inc. Mortgage Notes, 11.00%,
Due 6/15/10                                                                         250,000            286,250
Vertis, Inc. Senior Notes, 10.875%, Due 6/15/09                                     245,000            269,500
Von Hoffman Corporation Senior Notes, 10.25%, Due 3/15/09                           200,000            218,500
Warner Music Group Senior Subordinated Notes, 7.375%, Due 4/15/14 (b)               350,000            336,000
Waterford Gaming LLC Senior Notes, 8.625%, Due 9/15/12 (b)                          129,000            138,030
Williams Scotsman, Inc. Senior Secured Notes, 10.00%, Due 8/15/08                   130,000            141,700
Wise Metals Group LLC Senior Notes, 10.25%, Due 5/15/12 (b)                         110,000            112,200
---------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (Cost $23,291,563)                                                            23,989,156
---------------------------------------------------------------------------------------------------------------
Term Loans 0.5%
Revlon Consumer Products Corporation Variable Rate Term Loan, 7.73%, Due
7/31/10                                                                             130,000            132,600
---------------------------------------------------------------------------------------------------------------
Total Term Loans (Cost $130,000)                                                                       132,600
---------------------------------------------------------------------------------------------------------------
Convertible Bonds 0.5%
GrafTech International, Ltd. Debentures, 1.625%, Due 1/15/24 (b)                    142,000            136,497
---------------------------------------------------------------------------------------------------------------
Total Convertible Bonds (Cost $142,000)                                                                136,497
---------------------------------------------------------------------------------------------------------------
Convertible Preferred Stocks 0.4%
Williams Companies, Inc. 5.50% (b)                                                    1,306             93,706
---------------------------------------------------------------------------------------------------------------
Total Convertible Preferred Stocks (Cost $65,300)                                                       93,706
---------------------------------------------------------------------------------------------------------------
Preferred Stocks 0.9%
Adelphia Communications Corporation 13.00% Exchangeable, Series B (c) (d)               350              2,888
Rural Cellular Corporation 11.375% Senior Exchangeable, Series B (c)                    293            243,922
---------------------------------------------------------------------------------------------------------------
Total Preferred Stocks (Cost $259,381)                                                                 246,810
---------------------------------------------------------------------------------------------------------------
Common Stocks 4.2%
AMC Entertainment, Inc. (c)                                                           9,000            171,810
Denny's Corporation (c)                                                              45,000            132,750
Finlay Enterprises, Inc. (c)                                                          5,000            105,000
MTR Gaming Group, Inc. (c)                                                           12,700            123,317
NATG Holdings LLC/Orius Capital Corporation (Acquired 4/15/04; Cost
$81,935) (b) (c) (d)                                                                    465                510
Pinnacle Entertainment, Inc. (c)                                                     15,000            169,350
The Readers Digest Association, Inc. (non-voting)                                     5,000             71,400
Spanish Broadcasting System, Inc. Class A (c)                                        22,200            190,698
Wynn Resorts, Ltd. (c)                                                                3,650            130,597
---------------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $886,258)                                                                  1,095,432
---------------------------------------------------------------------------------------------------------------
Warrants 0.0%
Aladdin Gaming Enterprises, Inc., Expire 3/01/10 (Acquired 1/04/01 -
5/16/01; Cost $60) (b) (d)                                                            6,000                 60
NATG Holdings LLC/Orius Capital Corporation (b) (c) (d):
  Class A, Expire 2/01/10 (Acquired 4/15/04; Cost $0)                                   516                  0
  Class B, Expire 2/01/10 (Acquired 4/15/04; Cost $0)                                 1,206                  0
  Class C, Expire 2/01/10 (Acquired 4/15/04; Cost $0)                                   543                  0
---------------------------------------------------------------------------------------------------------------
Total Warrants (Cost $60)                                                                                   60
---------------------------------------------------------------------------------------------------------------
Short-Term Investments (a) 0.8%
Repurchase Agreements
ABN AMRO Inc. (Dated 7/30/04), 1.35%, Due 8/02/04 (Repurchase proceeds
$200,023); Collateralized by: United States Government & Agency Issues           $  200,000            200,000
---------------------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $200,000)                                                           200,000
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $24,974,562) 98.8%                                            25,894,261
Other Assets and Liabilities, Net 1.2%                                                                 307,866
---------------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                                 $ 26,202,127
===============================================================================================================

LEGEND
-------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Restricted security.
(c) Non-income producing security. In the case of a debt security, generally denotes that the issuer has defaulted on the payment of principal or interest, the issuer has filed for bankruptcy or the fund has halted accruing income.
(d) Illiquid security.

Percentages are stated as a percent of net assets.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.


Item 2.  Controls and Procedures

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant's management, including the principal executive officer and treasurer, regarding the effectiveness of the registrant's disclosure controls and procedures. Based on that evaluation, it was determined that such disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant in the reports it files or submits on Form N-Q (1) is accumulated and communicated to the Registrant's management, including its principal executive officer and treasurer, to allow timely decisions regarding required disclosure, and
         (2) is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.
(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strong Short-Term Global Bond Fund, Inc., on behalf of the
Strong Advisor Short Duration Bond Fund and Strong Advisor
Strategic Income Fund


By:      /s/ Gilbert L. Southwell III
         Gilbert L. Southwell III, Vice President and Secretary

Date:    September 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Thomas M. Zoeller
         Thomas M. Zoeller, Principal Executive Officer

Date:    September 29, 2004


By:      /s/ John W. Widmer
         John W. Widmer, Treasurer (Principal Financial Officer)

Date:    September 29, 2004